Supplementary Information On Oil And Gas Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Natural gas reserves criteria	Natural gas reserves were converted into liquid equivalent using the conversion factor of 5.615 cubic feet of natural gas per 1 barrel of liquid equivalent.
Accounting Standards Codification Member [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Cash flow discounting factor		10.00%